INVESTMENTS IN ASSOCIATES - SUMMARISED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of associates [line items]
Current assets	¥ 6,735,513	$ 1,056,949	¥ 6,258,837
Non-current assets	30,667,909	4,812,464	30,521,616
Total assets	37,403,422	5,869,413	36,780,453
Current liabilities	8,040,168	1,261,677	7,144,739
Equity	27,204,436	$ 4,268,970	28,156,169	¥ 29,139,281	¥ 28,816,329
Share of net assets	225,338		196,848
Guangzhou Tiecheng Enterprise Company Limited (Tiecheng) [member]
Disclosure of associates [line items]
Current assets	112,241		93,571
Non-current assets	367,349		373,860
Total assets	479,590		467,431
Current liabilities	219,973		221,928
Equity	259,617		245,503
Share of net assets	127,213		120,296
Carrying amount of interest in associates	127,213		120,296	105,987
Shenzhen Guangzhou Railway Civil Engineering Company (Shentu) [member]
Disclosure of associates [line items]
Current assets	3,311,999		1,974,930
Non-current assets	31,500		10,209
Total assets	3,343,499		1,985,139
Current liabilities	2,941,676		1,828,909
Equity	401,823		156,230
Share of net assets	98,125		76,552
Carrying amount of interest in associates	¥ 98,125		¥ 76,552	¥ 68,699

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.